UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds, Inc.
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant s telephone number, including area code:  610-722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ( OMB ) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2011

(Unaudited)

Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900     800-787-3334
www.manorfunds.com

Managed by:
Morris Capital Advisors, Inc.

MANOR FUND

GRAPHICAL ILLUSTRATION (UNAUDITED)

JUNE 30, 2011

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

GROWTH FUND

GRAPHICAL ILLUSTRATION (UNAUDITED)

JUNE 30, 2011

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

BOND FUND

GRAPHICAL ILLUSTRATION (UNAUDITED)

JUNE 30, 2011

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Manor Fund
	Schedule of Investments
	June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 97.23%

Beverages - 3.78%
2,383	Pepsico, Inc.	$ 167,835

Computer & Office Equipment - 4.14%
1,072	International Business Machines Corp.	183,902

Construction, Mining & Materials Handling Machinery & Equipment - 2.45%
1,604	Dover Corp.	108,751

Crude Petroleum & Natural Gas - 3.62%
1,542	Occidental Petroleum Corp.	160,430

Drilling Oil & Gas Wells - 4.63%
1,100	Diamond Offshore Drilling, Inc.	77,451
2,620	Nabors Industries Ltd. *	64,557
3,378	Weatherford International Ltd. *	63,338
		205,346
Electric & Other Services Combined - 1.66%
1,717	Exelon Corp.	73,556

Electronic Connectors - 4.45%
3,662	Amphenol Corp. Class A	197,711

Fire, Marine & Casualty Insurance - 4.54%
1,830	Allstate Corp.	55,870
2,327	Chubb Corp.	145,694
		201,564
Gold & Silver Ores - 2.94%
2,419	Newmont Mining Corp.	130,553

Guided Missiles & Space Vehicles & Parts - 4.09%
1,902	Goodrich Corp.	181,641

Hospital & Medical Service Plans - 2.49%
1,405	Wellpoint, Inc.	110,672

Instruments for Measuring & Testing of Electricity - 3.29%
2,853	Agilent Technologies, Inc. *	145,817

Investment Advice - 2.77%
935	Franklin Resources, Inc.	122,756

Miscellaneous Industrial & Commercial Machinery & Equipment - 3.15%
2,714	Eaton Corp.	139,635

National Commercial Banks - 2.84%
3,078	JP Morgan Chase & Co.	126,013

Oil & Gas Field Machinery & Equipment - 3.13%
1,774	National Oilwell Varco, Inc.	138,745

Perfumes, Cosmetics & Other Toilet Preparations - 3.94%
2,001	Colgate Palmolive Co.	174,907

Pharmaceutical Preparations - 10.07%
4,130	Endo Pharmaceuticals Holdings, Inc. *	165,902
4,091	Watson Pharmaceuticals, Inc. *	281,174
		447,076
Railroads, Line-Haul Operating - 4.36%
2,580	Norfolk Southern Corp.	193,319

Retail-Radio, TV & Consumer Electronic Stores - 1.90%
2,679	Best Buy, Inc.	84,147

Retail-Variety Stores - 3.05%
2,543	Wal-Mart Stores, Inc.	135,135

Rubber & Plastics Footwear - 4.43%
2,186	Nike, Inc. Class B	196,696

Semiconductors & Related Devices - 3.45%
6,365	Applied Materials, Inc.	82,809
3,173	Intel Corp.	70,314
		153,123
Services-Miscellaneous Amusement & Recreation - 3.41%
3,882	Walt Disney Co. *	151,553

Steel Works, Blast Furnace Rolling Mills - 1.27%
1,367	Nucor Corp.	56,348

Telephone Communications - 2.78%
3,923	AT&T, Inc.	123,221

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 4.60%
4,929	AmerisourceBergen Corp.	204,061

TOTAL FOR COMMON STOCKS (Cost $3,117,504) - 97.23%		4,314,513

SHORT TERM INVESTMENTS - 2.71%
120,279	First American Government Obligation Fund Class Y 0.00% ** (Cost $120,279)	120,279

TOTAL INVESTMENTS (Cost $3,237,783) - 99.94%		4,434,792

ASSETS IN EXCESS OF OTHER LIABILITIES - 0.06%		2,720

NET ASSETS - 100.00%		$ 4,437,512

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2011.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 4,314,513	-	-	$ 4,314,513
Short-Term Investments:
First American Government Obligation Fund Class Y	120,279	-	-	120,279

	$ 4,434,792	-	-	$ 4,434,792

	Growth Fund
	Schedule of Investments
	June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 96.07%

Beverages - 1.97%
4,371	Constellation Brands, Inc. Class A *	$ 91,004

Biological Products, (No Diagnostic Substances) - 1.75%
1,952	Gilead Sciences, Inc. *	80,832

Bituminous Coal & Lignite Mining - 2.83%
2,885	Alpha Natural Resources, Inc. *	131,094

Communications Services - 4.30%
3,917	Directv Group, Inc. Class A *	199,062

Crude Petroleum & Natural Gas - 2.28%
2,463	Southwestern Energy Co. *	105,613

Electronic Computers - 5.41%
746	Apple, Inc. *	250,410

Engines & Turbines - 4.95%
2,213	Cummins, Inc.	229,023

Fire, Marine & Casualty Insurance - 3.37%
2,371	Ace Ltd.	156,059

Iron & Steel Foundries - 4.59%
1,290	Precision Castparts Corp.	212,399

Leather & Leather Products - 3.40%
2,465	Coach, Inc.	157,587

Measuring & Controlling Devices - 3.94%
2,835	Thermo Fisher Scientific, Inc. *	182,546

Oil & Gas Field Services - 2.56%
1,369	Schlumberger Ltd.	118,282

Optical Instruments & Lenses - 2.18%
2,490	KLA Tencor Corp.	100,795

Petroleum Refining - 3.47%
2,149	Hess Corp.	160,659

Pharmaceutical Preparations - 3.96%
2,085	Abbott Laboratories	109,713
1,220	Celgene Corp. *	73,590
		183,303
Radio Telephone Communications - 4.03%
10,846	MetroPCS Communications, Inc. *	186,660

Retail-Drug Stores & Proprietary Stores - 3.76%
3,221	Express Scripts, Inc. Class A *	173,870

Retail-Family Clothing Stores - 2.31%
3,799	Urban Outfitters, Inc. *	106,942

Retail-Variety Stores - 4.63%
3,220	Dollar Tree, Inc. *	214,516

Search, Detection, Navigation, Guidance, Aeronautical Systems - 7.52%
3,784	Flir Systems, Inc.	127,559
2,119	Harris Corp.	95,482
2,505	Raytheon Co.	124,874
		347,915
Semiconductors & Related Devices - 7.62%
3,704	Intel Corp.	82,081
3,749	Texas Instruments, Inc.	123,080
4,050	Xilinx, Inc.	147,704
		352,865
Services-Business Services - 3.44%
529	Mastercard, Inc.	159,409

Services-Prepackaged Software - 6.09%
3,359	Microsoft Corp.	87,334
5,912	Oracle Corp.	194,564
		281,898
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 5.71%
3,280	Church & Dwight Co., Inc.	132,971
2,065	Procter & Gamble Co.	131,272
		264,243

TOTAL FOR COMMON STOCKS (Cost $3,308,891) - 96.07%		4,446,986

SHORT TERM INVESTMENTS - 4.01%
185,571	First American Government Obligation Fund Class Y 0.00% ** (Cost $185,571)	185,571

TOTAL INVESTMENTS (Cost $3,494,462) - 100.08%		4,632,557

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08)%		(3,799)

NET ASSETS - 100.00%		$ 4,628,758

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2011.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,446,986	-	-	$ 4,446,986
Short-Term Investments:
First American Government Obligation Fund Class Y	185,571	-	-	185,571
	$ 4,632,557	-	-	$ 4,632,557

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Schedule of Investments
	June 30, 2011 (Unaudited)

Face Amount		Value

US TREASURY NOTES - 98.21%
300,000	US Treasury Note 0.50% Due 11/30/2012	$ 300,727
300,000	US Treasury Note 0.50% Due 11/15/2013	299,273
250,000	US Treasury Note 0.75% Due 11/30/2011	250,683
350,000	US Treasury Note 1.25% Due 10/31/2015	346,965
475,000	US Treasury Note 1.375% Due 04/15/2012	479,472
200,000	US Treasury Note 3.875% Due 02/15/2013	211,266

TOTAL FOR US TREASURY NOTES (Cost $1,866,178) - 98.21%		1,888,386

SHORT TERM INVESTMENTS - 1.68%
32,295	First American Treasury Obligation Class Y 0.00% ** (Cost $32,295)	32,295

TOTAL INVESTMENTS (Cost $1,898,473) - 99.89%		1,920,681

OTHER ASSETS LESS LIABILITIES - 0.11%		2,162

NET ASSETS - 100.00%		$ 1,922,843

** Variable rate security; the coupon rate shown represents the yield at June 30, 2011.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

US Treasury Notes	$ 1,888,386	-	-	$ 1,888,386
Short-Term Investments:
First American Treasury Obligation Class Y	32,295	-	-	32,295

	$ 1,920,681	-	-	$ 1,920,681

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Statements of Assets and Liabilities
June 30, 2011 (Unaudited)

Assets:	Manor Fund	Growth Fund	Bond Fund
Investments in Securities, at Value
(Cost $3,237,783, $3,494,462, and $1,898,473, respectively)	$ 4,434,792	$ 4,632,557	$ 1,920,681
Receivables:
Dividends and Interest	4,416	1,818	5,407
Prepaid Expenses	5,873	6,336	2,308
Total Assets	4,445,081	4,640,711	1,928,396
Liabilities:
Payables:
Due to Advisor	3,042	3,279	72
Shareholder Redemptions	-	2,500	-
Accrued Expenses	4,527	6,174	5,481
Total Liabilities	7,569	11,953	5,553
Net Assets	$ 4,437,512	$ 4,628,758	$ 1,922,843

Net Assets Consist of:
Capital Stock	$ 243	$ 366	$ 180
Paid In Capital	3,550,729	3,881,686	1,881,742
Undistributed Net Investment Income (Loss)	2,399	(14,023)	(1,394)
Accumulated Realized Gain (Loss) on Investments	(312,868)	(377,366)	20,107
Unrealized Appreciation in Value of Investments	1,197,009	1,138,095	22,208
Net Assets (10,000,000 shares authorized, $0.001 par value) for 243,295,
366,086, and 179,928 shares outstanding, respectively.	$ 4,437,512	$ 4,628,758	$ 1,922,843

Net Asset Value and Offering Price Per Share	$ 18.24	$ 12.64	$ 10.69

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Statements of Operations
For the six months ended June 30, 2011 (Unaudited)

	Manor Fund	Growth Fund	Bond Fund
Investment Income:
Dividends	$ 34,907	$ 21,459	$ -
Interest	-	-	8,684
Total Investment Income	34,907	21,459	8,684

Expenses:
Advisory Fees (Note 2)	21,672	23,655	5,039
Transfer Agent and Fund Accounting Fees	4,462	4,461	4,461
Insurance Fees	1,144	1,143	681
Audit Fees	4,882	5,068	1,153
Registration Fees	862	724	881
Custody Fees	1,453	1,629	1,448
Printing and Mailing Fees	13	848	-
Taxes	300	300	225
Quotes and Fees	512	512	300
Miscellaneous Fees	65	274	18
Total Expenses	35,365	38,614	14,206
Fees Waived and Reimbursed by the Advisor (Note 2)	(2,857)	(3,132)	(4,128)
Net Expenses	32,508	35,482	10,078

Net Investment Income (Loss)	2,399	(14,023)	(1,394)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	11,304	67,565	20,107
Net Change in Unrealized Appreciation (Depreciation) on Investments	264,015	236,378	(16,329)
Net Realized and Unrealized Gain on Investments	275,319	303,943	3,778

Net Increase in Net Assets Resulting from Operations	$ 277,718	$ 289,920	$ 2,384

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Manor Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2011	12/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,399	$ 10,186
Net Realized Gain on Investments	11,304	25,173
Net Change in Unrealized Appreciation on Investments	264,015	440,503
Net Increase in Net Assets Resulting from Operations	277,718	475,862

Distributions to Shareholders from:
Net Investment Income	-	(10,183)
Realized Gains	-	-
Total Distributions	-	(10,183)

Capital Share Transactions:
Proceeds from Sold Shares	317,099	384,492
Reinvestment of Distributions	-	10,004
Cost of Shares Redeemed	(387,786)	(429,971)
Net Decrease from Capital Shares Transactions	(70,687)	(35,475)

Total Increase	207,031	430,204

Net Assets
Beginning of Period	4,230,481	3,800,277
End of Period (Including Accumulated Undistributed Net
Investment Income of $2,399 and $0, respectively)	$ 4,437,512	$ 4,230,481

Share Transactions:
Shares Sold	18,082	23,993
Shares Issued on Reinvestment of Distributions	-	585
Shares Redeemed	(22,025)	(28,375)
Net Decrease in Outstanding Shares of Fund	(3,943)	(3,797)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
Increase (Decrease) in Net Assets From Operations:	6/30/2011	12/31/2010
Net Investment Loss	$ (14,023)	$ (22,979)
Net Realized Gain (Loss) on Investments	67,565	(61,462)
Net Change in Unrealized Appreciation on Investments	236,378	793,860
Net Increase in Net Assets Resulting from Operations	289,920	709,419

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions	-	-

Capital Share Transactions:
Proceeds from Sold Shares	337,812	480,964
Reinvestment of Distributions	-	-
Cost of Shares Redeemed	(558,048)	(432,664)
Net Increase (Decrease) from Capital Shares Transactions	(220,236)	48,300

Total Increase	69,684	757,719

Net Assets
Beginning of Period	4,559,074	3,801,355
End of Period (Including Accumulated Undistributed Net Investment
Income (Loss) of $(14,023) and $0, respectively)	$ 4,628,758	$ 4,559,074

Share Transactions:
Shares Sold	27,636	43,481
Shares Issued on Reinvestment of Distributions	-	-
Shares Redeemed	(45,510)	(41,017)
Net Increase (Decrease) in Outstanding Shares of Fund	(17,874)	2,464

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
Increase (Decrease) in Net Assets From Operations:	6/30/2011	12/31/2010
Net Investment Income (Loss)	$ (1,394)	$ 11,460
Net Realized Gain on Investments	20,107	5,278
Net Change in Unrealized Appreciation (Depreciation) on Investments	(16,329)	36
Net Increase in Net Assets Resulting from Operations	2,384	16,774

Distributions to Shareholders from:
Net Investment Income	-	(12,538)
Realized Gains	-	(3,273)
Total Distributions	-	(15,811)

Capital Share Transactions:
Proceeds from Sold Shares	525,032	681,871
Shares Issued on Reinvestment of Distributions	0	15,811
Cost of Shares Redeemed	(1,020,092)	(318,602)
Net Increase (Decrease) from Capital Share Transactions	(495,060)	379,080

Total Increase (Decrease)	(492,676)	380,043

Net Assets
Beginning of Period	2,415,519	2,035,476
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(1,394) and $0, respectively)	$ 1,922,843	$ 2,415,519

Share Transactions:
Shares Sold	49,309	63,557
Shares Issued on Reinvestment of Distributions	-	1,482
Shares Redeemed	(95,764)	(29,732)
Net Increase (Decrease) in Outstanding Shares of Fund	(46,455)	35,307

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Manor Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2011		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Net Asset Value, at Beginning of Period	$ 17.11		$ 15.14	$ 12.01	$ 17.58	$ 17.54	$ 17.32

Income From Investment Operations:
Net Investment Income *	0.01		0.04	0.10	0.04	0.05	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	1.12		1.97	3.12	(5.57)	0.72	1.46
Total from Investment Operations	1.13		2.01	3.22	(5.53)	0.77	1.61

Distributions:
Net Investment Income	-		(0.04)	(0.09)	(0.04)	(0.08)	(0.04)
Realized Gains	-		-	-	-	(0.65)	(1.35)
Total from Distributions	-		(0.04)	(0.09)	(0.04)	(0.73)	(1.39)

Net Asset Value, at End of Period	$ 18.24		$ 17.11	$ 15.14	$ 12.01	$ 17.58	$ 17.54

Total Return **	6.60%		13.29%	26.83%	(31.42)%	4.24%	9.31%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,438		$ 4,230	$ 3,800	$ 2,970	$ 4,376	$ 3,954
Before Waivers
Ratio of Expenses to Average Net Assets	1.63%	***	1.72%	1.86%	1.95%	1.58%	1.50%
After Waivers
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.11%	***	0.27%	0.74%	0.26%	0.25%	0.23%
Portfolio Turnover	5.24%		3.20%	9.59%	15.68%	12.09%	24.95%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2011		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Net Asset Value, at Beginning of Period	$ 11.87		$ 9.96	$ 7.16	$ 12.16	$ 11.78	$ 11.27

Income From Investment Operations:
Net Investment Loss *	(0.04)		(0.06)	(0.03)	(0.07)	(0.09)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.81		1.97	2.83	(4.93)	0.84	0.58
Total from Investment Operations	0.77		1.91	2.80	(5.00)	0.75	0.51

Distributions:
Net Investment Income	-		-	-	-	-	-
Realized Gains	-		-	-	-	(0.37)	-
Total from Distributions	-		-	-	-	(0.37)	-

Net Asset Value, at End of Period	$ 12.64		$ 11.87	$ 9.96	$ 7.16	$ 12.16	$ 11.78

Total Return **	6.49%		19.18%	39.11%	(41.12)%	6.28%	4.53%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,629		$ 4,559	$ 3,801	$ 2,759	$ 5,587	$ 4,474
Before Waivers
Ratio of Expenses to Average Net Assets	1.63%	***	1.76%	1.85%	1.82%	1.59%	1.53%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.50%	1.50%	1.50%	1.49%
Ratio of Net Investment Loss to Average Net Assets	(0.59)%	***	(0.58)%	(0.44)%	(0.68)%	(0.73)%	(0.67)%
Portfolio Turnover	3.39%		9.86%	19.01%	28.66%	25.76%	24.78%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2011		12/31/2010	12/31/2009	12/31/2008	12/31/2007	12/31/2006

Net Asset Value, at Beginning of Period	$ 10.67		$ 10.65	$ 10.89	$ 10.54	$ 10.17	$ 10.23

Income From Investment Operations:
Net Investment Income *	(0.01)		0.06	0.14	0.23	0.27	0.30
Net Gain (Loss) on Securities (Realized and Unrealized)	0.03		0.03	(0.23)	0.32	0.38	(0.06)
Total from Investment Operations	0.02		0.09	(0.09)	0.55	0.65	0.24

Distributions:
Net Investment Income	-		(0.06)	(0.15)	(0.20)	(0.28)	(0.30)
Realized Gains	-		(0.01)	-	-	-	-
Total from Distributions	-		(0.07)	(0.15)	(0.20)	(0.28)	(0.30)

Net Asset Value, at End of Period	$ 10.69		$ 10.67	$ 10.65	$ 10.89	$ 10.54	$ 10.17

Total Return **	0.19%		0.85%	(0.80)%	5.20%	6.50%	2.32%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,923		$ 2,416	$ 2,035	$ 2,295	$ 1,884	$ 1,903
Before Waivers
Ratio of Expenses to Average Net Assets	1.41%	***	1.35%	1.46%	2.02%	1.03%	0.99%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.00%	***	1.00%	1.00%	1.00%	1.00%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.14)%	***	0.53%	1.26%	2.08%	2.71%	2.70%
Portfolio Turnover	36.96%		41.12%	29.87%	13.55%	0.00%	0.00%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds, Inc. (the “Company”) is a non-diversified regulated investment company and was incorporated in the Commonwealth of Pennsylvania on September 13, 1995. The primary investment objective of each of the Funds follows: Manor Fund - conservative capital appreciation and current income, investing primarily in common stocks of large corporations in the United States; Growth Fund - long-term capital appreciation, investing primarily in common stocks of U.S. corporations; Bond Fund - intermediate-term fixed income, investing primarily in U.S. Government obligations.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes: The Funds policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2011, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.   INVESTMENT ADVISORY AGREEMENT

The Company has an investment advisory agreement (the “agreement”) with Morris Capital Advisors, Inc. (the “Advisor”), with whom certain officers and directors of the Funds are affiliated, to furnish investment management services to the Funds. Under the terms of the agreement, the Funds will pay the Advisor a monthly fee based on the Funds’ average daily net assets at the annual rate of 1.00% for Manor Fund and Growth Fund and 0.5% for Bond Fund. For the six months ended June 30, 2011, the Advisor earned advisory fees from the Manor, Growth and Bond Funds of $21,672, $23,655 and $5,039, respectively.

Under the terms of the agreement if the aggregate expenses of the Funds are equal to or greater than 1.50% for Manor Fund and Growth Fund and 1.00% for Bond Fund of the Funds’ net assets the Advisor will reimburse the Funds for these expenses. The reimbursements from the Advisor for the Manor, Growth and Bond Funds for the six months ended June 30, 2011 were, $2,857, $3,132, and $4,128, respectively.  As of June 30, 2011, the Fund owed the Advisor $3,042 for the Manor Fund, $3,279 for the Growth Fund, and $72 for the Bond Fund.

3.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2011, were as follows:

                                                          Manor Fund            Growth Fund           Bond Fund

Purchases                                            $281,398                  $154,532                $600,995

Sales                                                    $220,868                  $329,087                $765,729

4.   FEDERAL INCOME TAXES

As of June 30, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

                                                                                                                                           Manor Fund                   Growth Fund                  Bond Fund

Federal tax cost of investments, including short-term investments                                    $ 3,237,783                       $ 3,494,462                    $ 1,898,473

Gross tax appreciation of investments                                                                                $ 1,327,519                        $ 1,303,192                    $      24,987

Gross tax depreciation of investments                                                                                $(130,510)                       $(165,097)                   $(2,779)

Net tax appreciation

                                                                                         $1,197,009                           $1,138,095                   $      22,208

 The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at December 31, 2010, the following represents the tax basis capital gains and losses:

		Manor Fund	Growth Fund	Bond Fund

		$(324,172)	$(444,931)	$ 0
Capital loss carry-forwards +
	2016	$(16,184)	$(199,928)	$ ----
	2017	$(307,988)	$(183,541)	$ ----
	2018	$ ----	$(61,462)	$ ----

+ The capital loss carry-forwards will be used to offset any capital gains realized by the Funds in future years through the expiration dates.  The Funds will not make distributions from capital gains while a capital loss carry-forward remains.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States

The tax character of distributions paid during the year ended December 31, 2010 and the six months ended June 30, 2011 were as follows:

                                                                                                                                              Manor Fund                      Growth Fund                       Bond Fund

                                                                                                                                           6/30/11   12/31/10                  6/30/11   12/31/10               6/30/11   12/31/10

Ordinary Income (Loss)                                                                                                  $ __          $10,183                 $   —            $   —               $   —         $12,538

Long-term Gain (Loss)                                                                                                    $   —          $   —                  $   —            $   —                $   —         $  3,273

5.   NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Manor Investment Funds
Expense Illustration
June 30, 2011 (Unaudited)

Expense Example

As a shareholder of Manor Investment Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 through June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Manor Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2011	June 30, 2011	January 1, 2011 to June 30, 2011

Actual	$1,000.00	$1,066.04	$7.68
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2011	June 30, 2011	January 1, 2011 to June 30, 2011

Actual	$1,000.00	$1,064.87	$7.68
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Bond Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2011	June 30, 2011	January 1, 2011 to June 30, 2011

Actual	$1,000.00	$1,001.87	$4.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.84	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MANOR INVESTMENT FUNDS

DIRECTORS AND OFFICERS

JUNE 30, 2011 (UNAUDITED)

DIRECTORS AND OFFICERS

The following table provides information regarding each Director who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Director serves a one year term, and stands for re-election annually.

Name, Address and Age	Position & Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
James Klucar 15 Chester Commons Malvern, PA 19355 69	Director since 2008	Mr. Klucar is a Nuclear Engineer with Int, Inc.
Bruce Laverty 15 Chester Commons Malvern, PA 19355 51	Director since 1995	Mr. Laverty is a Partner of the law firm Valocchi, Fischer & Laverty.
John McGinn 15 Chester Commons Malvern, PA 19355 64	Director since 2002	Mr. McGinn is an independent real estate sales consultant.
Fred Myers 15 Chester Commons Malvern, PA 19355 61	Director since 1995	Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA’s.
Edward Szkudlapski 15 Chester Commons Malvern, PA 19355 53	Director since 2000	Mr. Szkudlapski is President of Eclipse Business Systems.
Alan Weintraub 15 Chester Commons Malvern, PA 19355 57	Director since 1995	Mr. Weintraub is a Chief Technical Officer with Perficient, Austin, TX.
Howard Weisz 15 Chester Commons Malvern, PA 19355 69	Director since 2008	Mr. Weisz is an Independent Management Consultant.

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.  Each Director serves a one year term, and stands for re-election annually.

Name, Address, and Age	Position and Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Daniel A. Morris 15 Chester Commons Malvern, PA 19355 56	Director, President, Advisor Since 1995	Prior to founding Morris Capital Advisors, LLC, he was Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies.
John R. Giles 15 Chester Commons Malvern, PA 19355 55	Director, Vice-President, Advisor, Secretary Since 2005

Prior to joining Morris Capital Advisors, LLC, he was Senior Vice President of the Wilmington Trust Company and Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies.

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2011 (UNAUDITED)

Proxy Voting Procedures

The Company’s Board of Directors has approved proxy voting procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  The proxy voting record of the Fund can be reviewed on the web site of the Fund at www.ManorFunds.com.  The Proxy voting history is located under Fund Information, Proxy Voting.

Quarterly Portfolio Schedule

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Compensation of Board of Directors

The members of the Board of Directors serve without compensation.  Daniel A. Morris, President of Manor Investment Funds, Inc. (“the Funds”), and President of Morris Capital Advisors, LLC, adviser to the Funds, and an Interested Director of the Funds, receives no compensation directly from the Funds.  He is compensated through the management fee paid to the adviser by the Funds.  The business and affairs of the Fund are managed under the direction of the Funds’ Board of Directors.  Information pertaining to the Directors of the Fund are set forth below.  The Statement of Additional Information includes additional information about the Funds’ Directors, and is available without charge, by calling 1-800-787-3334.   Each director may be contacted by writing to the director c/o Manor Investment Funds, Inc., 15 Chester Commons, Malvern, PA  19355.

Renewal of Management Agreement

At a Board meeting held on June 14, 2011, the approval of the Amended and Restated Management Agreement (the “Agreement”) for the Fund was considered by the Board, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively the “Trustees,” each a “Trustee”) at an in-person meeting.

The Board reviewed the following information: (i) executed copies of the management agreement, and expense cap side letter, if any; (ii) the Advisor’s most current Form ADV Parts I and II and accompanying schedules, (iii) current financial statements for the Advisor; (iv) performance information illustrating the Funds’ returns for various periods ended December 31, 2010, and comparisons to its benchmark and peer group for the same periods, and (v) an analysis of each Fund’s advisory fee and total expense ratio (after fee waivers and reimbursements) compared to those of its peer group. The Board discussed this information with representatives of each Fund’s Advisor and asked the questions from the Board’s standard 15(c) checklist, including but not limited to a request for the Advisor’s current market outlook, a description of any changes in the Advisor’s personnel or operations, and an attribution analysis of the Fund’s performance during the prior year.

The Trustees confirmed that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of factors that they believed to be relevant. They noted that this included information that had been provided by the Advisor to the Board throughout the year at regular quarterly meetings, as well as information that was specifically furnished to the Committee in connection with its review of the management agreements.

After further discussion, the Trustees confirmed the factors they considered during their review of these Advisors as follows:

(i) The Nature, Extent and Quality of Services – The Board reviewed the resources provided to each of the Funds by Morris Capital Advisors, LLC, the Fund’s Advisor, and considered the adequacy of such resources in light of the expected growth in the levels of the Fund’s assets, and whether the resources are sufficient to achieve performance, compliance and other needs. The Board noted that the Advisor provides the support of various administrative and professional staff, including portfolio managers, administrative support, and the Advisor’s chief compliance and chief financial officers, which appear to be satisfactory. They recalled the Advisor’s report that its portfolio managers and analyst spend all of their time on the Fund. They also noted that the Advisor was not proposing any changes to the level of services provided to the Fund. The Board noted that various compliance reports had been made available by the Advisor the Board throughout the year. The Board reviewed the Advisor’s compliance program and discussed compliance issues that had arisen during the year, if any, and the Advisor’s efforts to enhance compliance. The Board determined that the Advisor’s compliance policies and procedures appear reasonably designed to prevent violation of federal securities laws.

(ii) Fund Performance – The Board discussed the performance of each Fund and reviewed other materials provided by the Advisor and the Administrator.

a)

They noted that the Manor Fund underperformed its peer group’s average and benchmark (the S&P 500 Index) for the three month period ending December 31, 2010, but outperformed both the peer group and the benchmark (the S&P 500 index) during the trailing 1-year, 3-year, and 5-year periods ending December 31, 2010.

b)

They noted that the Manor Growth Fund outperformed the benchmark (the S&P 500 index) but underperformed its peer group during the quarter ending December 31, 2010.  They also noted that the Fund outperformed both the benchmark (the S&P 500 index) and its peer group during the trailing 1-year, 3-year, 5-year periods ending December 31, 2010.

c)

They noted that the Manor Bond Fund outperformed both the benchmark (the Barclays Intermediate Government index) and its peer group during the quarter ending December 31, 2010.  They noted that the Fund underperformed both of these indices during the trailing 1-year, 3-year, and 5-year periods ending December 31, 2010.  The Board recognized that this performance was consistent with the very short maturity profile of the Fund, designed to protect principal in a rising interest rate environment.

(iii) Fee Rates and Profitability – The Board discussed fee rates and the profitability of each Fund and reviewed other materials provided by the Advisor and the Administrator.

a)

The Board noted that the gross operating expense ratio of the Manor Fund (including the fee for the investment adviser) was just slightly below the average of the peer group’s average fee, but confirmed that they believe that the advisory fee is justified due to the Advisor’s labor-intensive stock selection process, which includes constant monitoring of thousands of public companies and the Advisor’s efforts to increase visibility of the Fund and attract additional assets.  The Board noted that the Advisor had complied with the expense cap for the Fund at 1.50% by waiving a portion of their management fee, and absorbing certain administrative functions of the Fund for the year ending December 31, 2010.

b)

The Board noted that the gross operating expense ratio of the Manor Growth Fund (including the fee for the investment adviser) was below the average of the peer group’s average fee, but confirmed that they believe that the advisory fee is justified due to the Advisor’s labor-intensive stock selection process, which includes constant monitoring of thousands of public companies and the Advisor’s efforts to increase visibility of the Fund and attract additional assets.  The Board noted that the Advisor had complied with the expense cap for the Fund at 1.50% by waiving a portion of their management fee, and absorbing certain administrative functions of the Fund for the year ending December 31, 2010.

c)

The Board noted that the gross operating expense ratio of the Manor Bond Fund (including the fee for the investment adviser) was just slightly below the average of the peer group’s average fee, but confirmed that they believe that the higher advisory fee is justified due to the Advisor’s efforts to increase visibility.  The Board noted that the Advisor had complied with the expense cap for the Fund at 1.00% by waiving a portion of their management fee, and absorbing certain administrative functions of the Fund for the year ending December 31, 2010.

d)

The Board noted that the Advisor appeared profitable for the period despite the fact that the Advisor waived certain management fees and provided administrative functions for the Funds over and above their role as investment advisor.  Finally, the Board  recalled that the Advisor reported it had not entered into any soft dollar arrangements and did not have a 12b-1 plan in effect for the year ending December 31, 2010..

(iv) Economies of Scale – In determining the reasonableness of the advisory fees, the Board also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees. The Board concluded that it did not appear the Advisor has not yet begun to realize any significant economies of scale from managing the Fund.

After review and discussion and upon motion duly made and seconded, the Board unanimously approved the continuation for an additional year of the Management Agreement whereby Morris Capital Advisors, LLC serves as the investment Advisor to Manor Investment Funds, Inc.

After further review and discussion and upon motion duly made and seconded, the Board unanimously approved Morris Capital Advisor, LLC’s compliance program, including its Code of Ethics and proxy voting policy as summarized by the Chief Compliance Officer.

ITEM 2.	CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by John McGinn. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.
Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Each year, the registrant’s Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant’s Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	[RESERVED.]

ITEM 9.	CONTROLS AND PROCEDURES.
a)

The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.
(a)(1)	Code of Ethics — For annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.
By /s/ Daniel A. Morris
     President
Date  September 8, 2011